INCOME TAX (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 9. INCOME TAX
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore maintained a full valuation allowance. At September 30, 2023 and 2022, the valuation allowance was $460,410 and $82,455, respectively.
The Company's effective tax rate from continuing operations was 0.0% for the three and nine months ended September 30, 2023 and for the three and nine months ended September 30, 2022, respectively. The Company’s effective tax rate differs from the statutory income tax rate of 21% primarily due to the change in fair value of warrant liabilities and non-deductible transaction costs, which are not recognized for tax purposes and the need for a valuation allowance against deferred tax assets. The Company used a discrete effective tax rate method to calculate taxes for the three and nine months ended September 30, 2023. The Company believes that the use of the discrete method is more appropriate than the estimated effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.
The Company files income tax returns in the U.S. federal jurisdiction which remain open and subject to examination.

NOTE 9. INCOME TAX
The Company’s net deferred tax assets (liabilities) as of December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up costs	$344,957	$140,508
Net operating loss carryforwards	—	35,096
Total deferred tax assets	344,957	175,604
Valuation allowance	(344,957)	(169,370)
Deferred tax liabilities:
Unrealized gain on investments	—	(6,234)
Total deferred tax liabilities	—	(6,234)
Deferred tax assets, net of allowance	$—	$—
The income tax provision for the period from December 31, 2022 and March 1, 2021 (inception) through December 31, 2021 consists of the following:

	For the year ended December 31, 2022	For the Period from March 1, 2021 (inception) Through December 31, 2021
Federal
Current	$506,603	$—
Deferred	(175,587)	(169,370)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	175,587	169,370
Income tax provision	$506,603	$—
As of December 31, 2022 and December 31, 2021, the Company has available U.S. federal operating loss carry forwards of approximately $0 and $169,370 that may be carried forward indefinitely, respectively.
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. As of December 31, 2022, the valuation allowance was $344,957. For the period from March 1, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $169,370.
A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2022 and December 31, 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of derivative warrant liabilities	(17.0)%	(25.6)%
Non-deductible transaction costs	0.0%	2.3%
Change in valuation allowance	2.1%	2.3%
Income tax provision	6.1%	0.0%
The Company files income tax returns in the U.S. federal jurisdiction which remain open and subject to examination.